U.S. SECURITIES AND EXCHANGE COMMISSION
                                    Washington, D.C.  20549

                                            FORM 24F-2
                              ANNUAL NOTICE OF SECURITES SOLD
                                      PURSUANT TO RULE 24F-2

                  READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

 1.  Name and address of issuer:

         iShares Trust
         45 Fremont Street
         San Francisco, CA  94105

 2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):                                              [  ]

         iShares Cohen & Steers Realty Majors Index Fund iShares Dow Jones Total Market Index Fund iShares Dow Jones Basic Materials Sector Index Fund iShares Dow Jones Consumer Goods Sector Index Fund iShares Dow Jones Consumer Services Sector Index Fund iShares Dow Jones Energy Sector Index Fund iShares Dow Jones Financial Sector Index Fund iShares Dow Jones Healthcare Sector Index Fund iShares Dow Jones Industrial Sector Index Fund iShares Dow Jones Technology Sector Index Fund iShares Dow Jones Telecommunications Sector Index Fund iShares Dow Jones Utilities Sector Index Fund iShares Dow Jones Financial Services Index Fund iShares Dow Jones Real Estate Index Fund iShares Dow Jones Transportation Average Index Fund iShares Dow Jones Select Dividend Index Fund iShares KLD Select SocialSM Index Fund iShares Morningstar Large Core Index Fund iShares Morningstar Large Growth Index Fund iShares Morningstar Large Value Index Fund iShares Morningstar Mid Core Index Fund iShares Morningstar Mid Growth Index Fund iShares Morningstar Mid Value Index Fund iShares Morningstar Small Core Index Fund iShares Morningstar Small Growth Index Fund iShares Morningstar Small Value Index Fund



 3.  Investment Company Act File Number:  811-09729

     Securities Act File Number:  333-92935


 4(a).  Last day of fiscal year for which this Form is filed: 4/30/05


 4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
           Instruction A.2)


NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

 4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

 5.      Calculation of registration fee:

     (i)    Aggregate sale price of securities sold
            during the fiscal year pursuant to
            section 24(f):                                      $12,825,766,734

     (ii)   Aggregate price of securities redeemed
            or repurchased during the fiscal year:              $6,403,124,001

     (iii)  Aggregate price of securities redeemed
            or repurchased during any PRIOR fiscal
            year ending no earlier than October 11,
            1995 that were not previously used to
            reduce registration fees payable to
            the Commission:                                     $0

     (iv)   Total available redemption credits
            [add items 5(ii) and 5(iii)]:                       $6,403,124,001

     (v)    Net sales -- if item 5(i) is greater
            than Item 5(iv) [subtract Item 5(iv)
            from Item 5(I)]:                                    $6,422,642,733

     (vi)   Redemption credits available for use
            in future years -- if Item 5(i) is
            less than Item 5(iv) [subtract Item
            5(iv) from Item 5(i)]:                              $0

     (vii)  Multiplier for determining registration
            fee (See Instruction C.9):                          x  0.0001177

     (viii) Registration fee due [multiply Item 5(v)
            by Item 5(vii)] (enter "0" if no fee
            is due):                                            = $755,945.05

                                                                ------------
                                                                ------------

6.     Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: $__. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: $__.

 7.   Interest due -- if this Form is being filed more than 90 days after the
      end of the issuer's fiscal year (see Instruction D):        N/A

 8.  Total of the amount of the registration fee due plus any interest due
     [Item 5(viii) plus Item 7]:                            = $755,945.05

 9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                           July 13, 2005

                           CIK: 0001100663

      Method of Delivery:

                           [X]  Wire Transfer
                           [ ]  Mail or other means


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*


                  /s/  Brian J. Hall
                  ---------------------
                  Brian J. Hall
                  Assistant Treasurer


Date:  July 18, 2005

*Please print the name and title of the signing officer below the signature.